SUBSEQUENT EVENTS - Narrative (Q2) (Details)					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 26, 2021 USD ($) ft² renewal_option $ / shares	Jul. 09, 2021 USD ($)	Jul. 07, 2021 USD ($)	Feb. 28, 2020 USD ($)	Aug. 13, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Jan. 27, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Aug. 04, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 31, 2021 USD ($)	Mar. 29, 2021 USD ($)	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Feb. 01, 2021 $ / shares	Jan. 22, 2021 $ / shares	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Jan. 18, 2018 $ / shares
Subsequent Event [Line Items]
Dividends								$ 705,596	$ 1,976,511	$ 3,270,291	$ 3,968,187	$ 7,459,393	$ 11,701,828	$ 10,585,519
Net asset value (in usd per share) | $ / shares							$ 23.03	$ 21.01	$ 26.05		$ 26.05		$ 21.01	$ 30.48		$ 24.61							$ 21.01	$ 21.01	$ 30.00
Common stock redeemed during period													$ 17,576,261	$ 12,145,903
Disposal group, including discontinued operation, consideration								$ 31,096,403					31,096,403
Proceeds from sale of real estate investments														0
Credit facility								6,000,000	$ 3,000,000		$ 3,000,000		6,000,000	7,740,000
Total rental revenue over the course of remaining lease term								$ 151,296,862	$ 154,635,652		$ 154,635,652		151,296,862
Contract purchase price													$ 0	$ 24,820,410
New Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity																		$ 22,000,000
Revolving Credit Facility, Working Capital | New Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity																		5,000,000
Retail
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration																	$ 13,714,188
Subsequent Event
Subsequent Event [Line Items]
Dividends	$ 650,167			$ 620,788		$ 695,768
Daily distribution rate (in usd per share) | $ / shares	$ 0.00287670																		$ 0.00287670	$ 0.00287670		$ 0.00287670
Annualized distribution rate (in usd per share) | $ / shares	$ 1.05																		$ 1.05	$ 1.05		$ 1.05
Net asset value, percentage	4.30%																		4.56%	5.00%		5.00%
Net asset value (in usd per share) | $ / shares	$ 24.61						$ 23.03								$ 26.05				$ 23.03	$ 21.01	$ 23.03	$ 21.01
Subsequent Event | New Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity																		22,000,000
Subsequent Event | Revolving Credit Facility, Working Capital | New Credit Facility | Line of Credit
Subsequent Event [Line Items]
Repayments of line of credit		$ 1,500,000
Amount available		15,500,000
Maximum borrowing capacity		$ 5,000,000																$ 5,000,000
Subsequent Event | Raising Cane's
Subsequent Event [Line Items]
Area of restaurant property | ft²	3,800
Number of renewal options | renewal_option	5
Operating leases extension	5 years
Maximum term	25 years
Total rental revenue over the course of remaining lease term	$ 1,600,672
Contract purchase price	$ 3,607,424
Subsequent Event | Retail | Dana
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration			$ 10,000,000
Proceeds from sale of real estate investments			$ 4,975,334
Subsequent Event | Common Class C
Subsequent Event [Line Items]
Common stock redeemed (in shares) | shares					83,834		481,939
Common stock redeemed during period					$ 2,059,527		$ 10,375,064
Subsequent Event | Common Class S
Subsequent Event [Line Items]
Common stock redeemed (in shares) | shares					0		0